CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary shares	Preferred shares	Additional paid-in capital	Accumulated earnings (deficit)	Statutory reserves	Accumulated Other Comprehensive income (loss)	Total shareholders' equity	Non-controlling interest	Total
Balance at beginning at Dec. 31, 2019	$ 4,000	$ 0	$ 5,499,000	$ (1,557,000)	$ 8,000	$ 61,000	$ 4,015,000	$ 0	$ 4,015,000
Balance at beginning (in shares) at Dec. 31, 2019	74,035,502	0
STATEMENTS OF CHANGES IN EQUITY
Shareholder investment			8,096,000				8,096,000		8,096,000
Capital divestments			(5,963,000)				(5,963,000)		(5,963,000)
Net loss				(166,000)			(166,000)		(166,000)
Foreign currency translation adjustment						181,000	181,000		181,000
Foreign currency translation adjustment, net of nil income taxes						181,000	181,000		181,000
Balance at ending at Dec. 31, 2020	$ 4,000		7,632,000	(1,723,000)	8,000	242,000	6,163,000		6,163,000
Balance at ending (in shares) at Dec. 31, 2020	74,035,502
STATEMENTS OF CHANGES IN EQUITY
Net loss				(196,579,000)			(196,579,000)	651,000	(195,928,000)
Foreign currency translation adjustment						395,000	395,000	117,000	512,000
Reverse acquisition	$ 3,000	$ 1,000	167,756,000				167,760,000	7,649,000	175,409,000
Reverse acquisition (in shares)	69,424,993	6,000
Vesting of restricted shares award	$ 1,000		40,335,000				40,336,000		40,336,000
Vesting of restricted shares award (in shares)	18,580,015
Share-based compensation-option			1,254,000				1,254,000		1,254,000
Series A preferred shares conversion	$ 0	$ 0	1,436,000	0	0	0	1,436,000	0	1,436,000
Series A preferred shares conversion (shares)	1,089,145
Contingent liabilities assumed by Renren Inc.			8,897,000				8,897,000		8,897,000
Foreign currency translation adjustment, net of nil income taxes						395,000	395,000	117,000	512,000
Balance at ending at Dec. 31, 2021	$ 8,000	$ 1,000	227,310,000	(198,302,000)	8,000	637,000	29,662,000	8,417,000	38,079,000
Balance at ending (in shares) at Dec. 31, 2021	163,129,655	6,000
STATEMENTS OF CHANGES IN EQUITY
Shareholder investment								665,000	665,000
Net loss				(84,706,000)			(84,706,000)	87,000	(84,619,000)
Issuance of ordinary shares and warrant for private placement	$ 1,000		4,243,000				4,244,000		4,244,000
Issuance of ordinary shares and warrant for private placement (in shares)	4,406,542
Dispose subsidiaries						(2,060,000)	(2,060,000)	(3,954,000)	(6,014,000)
Issuance of preferred shares		$ 2,000	24,591,000				24,593,000		24,593,000
Issuance of preferred shares (in shares)		50,000
Foreign currency translation adjustment						2,893,000	2,893,000	(1,027,000)	1,866,000
Vesting of restricted shares award	$ 1,000		39,309,000				39,310,000		39,310,000
Vesting of restricted shares award (in shares)	38,911,291
Issuance of ordinary shares held in escrow	$ 1,000		17,378,000				17,379,000		17,379,000
Issuance of ordinary shares held in escrow (in shares)	21,802,722
Foreign currency translation adjustment, net of nil income taxes						2,893,000	2,893,000	(1,027,000)	1,866,000
Balance at ending at Dec. 31, 2022	$ 11,000	$ 3,000	$ 312,831,000	$ (283,008,000)	$ 8,000	$ 1,470,000	$ 31,315,000	$ 4,188,000	$ 35,503,000
Balance at ending (in shares) at Dec. 31, 2022	228,250,210	56,000